Trade receivables - Schedule of Allowance for Expected Credit Losses and Sales Allowances (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Trade And Other Current Receivables [Line Items]
Balance at the beginning of the year	$ (1.1)	$ (1.8)
Losses recognized	(0.4)	(0.5)
Amounts settled or written off during the year	0.0	1.2
Balance at the end of the year	(1.5)	(1.1)
Expected credit loss
Trade And Other Current Receivables [Line Items]
Balance at the beginning of the year	(0.3)	(0.5)
Losses recognized	(0.1)	0.0
Amounts settled or written off during the year	0.0	0.2
Balance at the end of the year	(0.4)	(0.3)
Sales allowances
Trade And Other Current Receivables [Line Items]
Balance at the beginning of the year	(0.8)	(1.3)
Losses recognized	(0.3)	(0.5)
Amounts settled or written off during the year	0.0	1.0
Balance at the end of the year	$ (1.1)	$ (0.8)